General Information and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
As of June 30, 2024, the 14 subsidiaries included in the Company’s unaudited interim condensed consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	05/02/2007	Magic Wand	47,000	09/01/2008	—
MR Roi Inc.	05/02/2007	Clean Thrasher	47,000	27/02/2008	—
King of Hearts Inc.	17/03/2008	Clean Sanctuary	46,000	14/07/2009	—
Nirvana Product Trading Inc	25/02/2022	Clean Nirvana	50,000	28/03/2022	—

Volume Jet Trading Inc.	25/02/2022	Clean Justice	46,000	31/05/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/05/2022	Suez Enchanted	160,000	03/06/2022	—
Petroleum Trading and Shipping Inc.	21/04/2022	Suez Protopia	160,000	03/06/2022	—
Haven Exotic Trading Inc.	31/01/2023	Eco Wildfire	33,000	28/02/2023	—
Blue Oddysey International Inc.	31/01/2023	Glorieuse	38,000	27/02/2023	—
Tankpunk Inc.	06/01/2008	Stealth Berana*	115,804	27/02/2023	14/07/2023
Aquatic Success International Inc.	06/09/2023	Aquadisiac	51,000	18/02/2024	—
Alpine Hydrocarbons Inc.	06/09/2023	Gstaad Grace II (ex. Stealth Haralambos)**	113,000	28/02/2024	26/04/2024
Poseidonas Corporation Inc.***	20/05/2024	—	—	—	—
Imperial Petroleum Product Solutions Inc. ****	20/05/2024	—	—	—	—

*	This vessel was sold on July 14, 2023 (Note 3), and the vessel owning company became dormant.
**	This vessel was sold on April 26, 2024, and the vessel owning company became dormant.
***	The vessel “Neptulus” was delivered on August 24, 2024 (Note 13)
****	The product tanker vessel “Clean Imperial” is expected to be delivered to the Company in the first quarter of 2025 (Note 3)